Federated Equity Funds

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

February 1, 2010

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:           FEDERATED EQUITY FUNDS (“Trust”)
Federated Mid Cap Growth Strategies Fund (the “Fund”)
Institutional Shares
1933 Act File No. 2-91090
1940 Act File No. 811-4017

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated January 29, 2010, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust.  This Registration Statement was electronically filed 485(b) as Post-Effective amendment No. 109 on January 28, 2010.

If you have any questions regarding this certification, please contact me at (412) 288-8160.

Very truly yours,

/s/ C. Grant Anderson
C. Grant Anderson
Assistant Secretary